Short-term borrowings - Additional Information (Details) - Unsecured bank loans - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term borrowings
Total line of credit	¥ 1,200,000	¥ 1,110,000
Unused portion of line of credit	0	140,000
Short-term borrowings guaranteed	¥ 180,000	¥ 870,000
Loan One
Short-term borrowings
Interest rate (in percent)	3.80%	4.30%
Loan Two
Short-term borrowings
Interest rate (in percent)	3.90%	4.35%
Loan Three
Short-term borrowings
Interest rate (in percent)	4.00%	4.38%